Capital and Reserves (Tables)	12 Months Ended
Jul. 31, 2020
Capital And Reserves
Disclosure of information about warrant activity
	Number of warrants	Weighted average exercise price ($)
Balance July 31, 2018	—	$—
Granted	—	—
Balance July 31, 2019	—	$—
Granted	13,636,365	0.05
Balance July 31, 2020	13,636,365	$0.05

Disclosure of information about outstanding warrants
Expiry Date	Price per share	Warrants Outstanding
March 26, 2025	$0.05	13,636,365

Disclosure of information about basic and diluted earnings (loss)
	July 31, 2020	July 31, 2019
Weighted average common shares outstanding	15,959,818	10,041,411
Plus net incremental shares from assumed conversions: Warrants	3,205,229	—
Diluted weighted average common shares outstanding	19,165,047	10,041,411